ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2011
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
10.	ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

	2011	2010

Trade accounts payable	$7,475	$10,964
Accruals	2,527	2,285
Payroll related accruals	1,333	1,250
Warranty	591	601
Income tax payable	356	-
Commodity tax payable	302	-
	$12,584	$15,100